Consolidated Statements of Operations (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Revenues
Commissions	$ 78,168,000	$ 70,301,000
Principal transactions	13,426,000	14,427,000
Investment banking fees	14,002,000	15,390,000
Interest and dividends	3,935,000	2,996,000
Transfer fees and clearing services	7,740,000	7,196,000
Investment advisory fees	9,508,000	8,092,000
Other	804,000	246,000
Total Revenues	127,583,000	118,648,000
Operating Expenses
Commissions, compensation and fees	110,656,000	103,800,000
Clearing fees	2,134,000	1,662,000
Communications	4,494,000	4,731,000
Occupancy, equipment and other admin expenses	3,300,000	4,189,000
Professional fees	3,382,000	2,714,000
Interest	248,000	916,000
Taxes, licenses and registration	1,582,000	1,536,000
Total Operating Expenses	125,796,000	119,548,000
Net Income (Loss) from Operations	1,787,000	(900,000)
Other Expenses
Loss on disposition of unconsolidated joint venture		(1,051,000)
Loss on investment in unaffilitated entity	(162,000)
Total Other Expenses	(162,000)	(1,051,000)
Net Income (Loss) before income taxes	1,625,000	(1,951,000)
Income taxes	60,000
Total Provision for Income Tax	60,000
Net Income (Loss) before non-controlling interest	1,565,000	(1,951,000)
Net loss attributable to noncontrolling interest	3,000	14,000
NET INCOME (LOSS)	1,568,000	(1,937,000)
Preferred stock dividend		(93,000)
Net income (loss) attributable to common stockholders	$ 1,568,000	$ (2,030,000)
Net income (loss) attributable to common stockholders - Basic (in Dollars per share)	$ 0.02	$ (0.08)
Net income (loss) attributable to common stockholders - Diluted (in Dollars per share)	$ 0.02	$ (0.08)
Weighted average number of shares outstanding - Basic (in Shares)	70,651,415	25,014,166
Weighted average number of shares outstanding - Diluted (in Shares)	74,887,749	25,014,166